MARKET RISK BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Balance, beginning of year	$2,799	$55	$114
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	2,549	39	112
Acquisition from business combination(1)	—	2,420	—
Derecognition(2)	—	(129)	—
Issuance	(8)	7	89
Interest accrual	150	103	6
Attributed fees collected	265	159	45
Benefits payments	—	—	—
Effect of changes in interest rates	12	(112)	(106)
Effect of changes in equity markets	161	30	70
Effect of changes in equity index volatility	(48)	(119)	(129)
Effect of changes in future expected policyholder behavior	57	2	(13)
Effect of changes in other future expected assumptions	211	83	(33)
Balance, end of year, before effect of changes in the instrument-specific credit risk	3,349	2,483	41
Effect of changes in the ending instrument-specific credit risk	13	316	14
Balance, end of year	3,362	2,799	55
Less: Reinsured MRB, end of year	(599)	(526)	—
Balance, end of year, net of reinsurance	$2,763	$2,273	$55

Net amount at risk(3)	$12,962	$12,051	$868
Weighted-average attained age of contract holders (years)	71	71	66
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(1)See Note 16 for the details of the measurement period adjustment to market risk benefits liability included within the 2024 amount, which was assumed upon the Company’s acquisition of AEL in May 2024.
(2)See Note 16 for the details of an effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2025			2024
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$1,174	$(4,536)	$(3,362)	$856	$(3,655)	$(2,799)

Schedule of Valuation Technique and Significant Unobservable Inputs Used for Fair Value Measurement of Market Risk Benefits
The following summarizes the valuation technique and significant unobservable inputs used for the fair value measurement of market risk benefits as of December 31, 2025:

Valuation Techniques	Significant Unobservable Inputs	Range
Discounted cash flows	Utilization	0% - 52%
	Option budget	1% - 4%
	Non-performance risk	0% - 2%
	Mortality rates	0% - 46%
	Lapse rates	0% - 43%